CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 10	-	CREDIT FROM BANKING INSTITUTIONS

A.	Short term loans:

	US dollars
	December 31,
(in thousands)	2023	2022

Short-term loans - linked to the Mexican Pezo	138	206
Current maturities of long-term loan and credit line utilized (Note 10B)	217	11,639
	355	11,845

B.	Long term loan:

In August 2018, the Company signed on Loan Agreement (the “Loan agreement”) with commercial Israeli bank (the “Bank”) under which the Company has received an amount of approximately 296 million NIS (US$81.7 million) (the “Loan”) from the bank for a period of 5-years that bears an annual interest rate of prime rate (as of December 31, 2023, the prime rate was 6.25%) + 0.53%. In December 2018 and March 2021, the Company early repaid the bank amounts of approximately 30 and 20 million NIS respectively (US$8.0 and US$6.0 million, respectively).

According to the loan agreement the Company was obligated to comply with the following covenants (the “Loan Covenants”):

•	Equity to total assets Ratio - The Ratio will not be less than 30%.
•	Total equity - Total equity will not be less than $15 million.
•	Net debt to EBITDA Ratio - The Ratio will not exceed 4.
•	EBITDA - EBITDA will not be less than $10 million.

The company is required to maintain such covenants on a quarterly basis

Upon noncompliance with any of the abovementioned covenants, the bank shall have the right to demand immediate repayment of the remaining balance of the loan.

During 2021, 2022 and 2023 and as of December 31, 2022, and 2021, the Company was in compliance with the Loan Covenants.

During 2023 the company repaid the remaining balance of the loan.

C.	Maturity dates:

US dollars
December 31,
(in thousands)	2023

First year	355
Second year	237
592

D.	Lines of credit:

Unutilized short-term lines of credit of the Company as of December 31, 2023, aggregated to US$ 1.5 million.